        Supplement dated January 1, 2002 to Prospectus dated May 1, 2001 for the Pacific Portfolios, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Effective December 1, 2001, Putnam Investment
manager for the        Management, Inc. became the portfolio manager of the
Aggressive Equity      Aggressive Equity Portfolio and the Equity Portfolio.
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option is changed to the
option has changed     Large-Cap Core Variable Investment Option.
its name.
                       This reflects a change in name of the underlying Equity
                       Income Portfolio managed by J.P. Morgan Investment
                       Management, Inc. Any reference to the Equity Income
                       Portfolio, Subaccount, or Variable Investment Option throughout the Prospectus and/or Supplement is revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options are available and are added to the list on page
are available.         1 of the Prospectus:

                                        Equity Income
                                        Research

                       References to the 31 Variable Investment Options throughout the Prospectus are revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added to the Optional Riders section
PACIFIC PORTFOLIOS     of the Prospectus:
is amended.
                       Guaranteed Protection Advantage Rider

                       The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the "Term"). The Term begins on the Effective Date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. If you use our DCA Plus program in conjunction with such an asset allocation program, you will be considered to have met this requirement. Subject to certain limitations, you can buy the Guaranteed Protection Advantage Rider at any time during the Contract Year Anniversary. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

                      ---------------------------------------------------------
                       The side note to the Optional Riders section is changed to read as follows:

                       Optional Riders are subject to availability. Ask your registered representative about their current status.

                      ---------------------------------------------------------
                       The Contract Expenses section of the Prospectus is amended by adding the following:

                       Guaranteed Protection Charge,
                       as a percentage of Contract Value         0.10%/8/

                       /8/ If you buy the Guaranteed Protection Advantage Rider
                           (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses is replaced:
PACIFIC
PORTFOLIOS--Pacific    The table below shows the advisory fee and Fund
Select Fund Annual     expenses as an annual percentage of each Portfolio's
Expenses is            average daily net assets, based on the year 2000 unless
amended.               otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. For each Portfolio, our right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2002. In 2000, we reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                   ---------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.50% for I-Net Tollkeeper Portfolio (adjusted for the reduced advisory fee/3/), 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced from the annual rate of 1.50% of average daily net assets to 1.40%.
                       + The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a Portfolio pays the cost of brokerage when it buys or sells a Portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
An OVERVIEW OF         The Examples section of the Prospectus is replaced with
PACIFIC                the following:
PORTFOLIOS--
Examples is            The following table shows the expenses you would pay on
replaced.              each $1,000 you invested if, at the end of each period,
                       you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $45,000;

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $50,000 and a waiver would normally apply;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       without any Rider reflects the expenses you would pay if you did not buy any of the following optional
                       Riders: Enhanced Guaranteed Minimum Death Benefit Rider (EGMDBR), Earnings Enhancement Guarantee (EEG) Rider, Guaranteed Income Advantage (GIA) Rider, and Guaranteed Protection Advantage Rider, collectively referred to below as "Riders". Riders may be subject to availability. Ask your registered representative about their current status.

                       with Riders reflects the maximum amount of expenses you would pay if you bought the optional combination of Riders whose cumulative expense totaled more than any other optional combination.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Blue Chip
                   without any Rider   88   78  133   282   88  132  160   282  25    78  133   282
                   with Riders         98  106  180   373   98  160  207   373  35   106  180   373
                   ---------------------------------------------------------------------------------
                   Aggressive Growth
                   without any Rider   89   79  135   287   89  133  162   287  26    79  135   287
                   with Riders         98  108  182   378   98  162  209   378  35   108  182   378
                   ---------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider   91   86  147   310   91  140  174   310  28    86  147   310
                   with Riders        101  115  194   399  101  169  221   399  38   115  194   399
                   ---------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider   88   77  131   279   88  131  158   279  25    77  131   279
                   with Riders         98  105  178   370   98  159  205   370  35   105  178   370
                   ---------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider   85   68  117   250   85  122  144   250  22    68  117   250
                   with Riders         95   97  164   344   95  151  191   344  32    97  164   344
                   ---------------------------------------------------------------------------------
                   International Large-Cap
                   without any Rider   90   82  141   298   90  136  168   298  27    82  141   298
                   with Riders         99  111  187   387   99  165  214   387  36   111  187   387
                   ---------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider   93   93  157   330   93  147  184   330  30    93  157   330
                   with Riders        103  121  203   417  103  175  230   417  40   121  203   417
                   ---------------------------------------------------------------------------------
                   Financial Services
                   without any Rider   90   83  142   301   90  137  169   301  27    83  142   301
                   with Riders        100  112  189   390  100  166  216   390  37   112  189   390
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Health Sciences
                   without any Rider   90   83  142   301   90  137  169   301  27    83  142   301
                   with Riders        100  112  189   390  100  166  216   390  37   112  189   390
                   ---------------------------------------------------------------------------------
                   Technology
                   without any Rider   90   83  141   299   90  137  168   299  27    83  141   299
                   with Riders        100  111  188   388  100  165  215   388  37   111  188   388
                   ---------------------------------------------------------------------------------
                   Telecommunications
                   without any Rider   90   83  141   299   90  137  168   299  27    83  141   299
                   with Riders        100  111  188   388  100  165  215   388  37   111  188   388
                   ---------------------------------------------------------------------------------
                   Multi-Strategy
                   without any Rider   85   68  117   250   85  122  144   250  22    68  117   250
                   with Riders         95   97  164   344   95  151  191   344  32    97  164   344
                   ---------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity
                    Income)
                   without any Rider   85   68  117   250   85  122  144   250  22    68  117   250
                   with Riders         95   97  164   344   95  151  191   344  32    97  164   344
                   ---------------------------------------------------------------------------------
                   Strategic Value
                   without any Rider   89   79  135   286   89  133  162   286  26    79  135   286
                   with Riders         98  107  182   377   98  161  209   377  35   107  182   377
                   ---------------------------------------------------------------------------------
                   Growth LT
                   without any Rider   86   71  122   260   86  125  149   260  23    71  122   260
                   with Riders         96  100  169   353   96  154  196   353  33   100  169   353
                   ---------------------------------------------------------------------------------
                   Focused 30
                   without any Rider   89   79  135   286   89  133  162   286  26    79  135   286
                   with Riders         98  107  182   377   98  161  209   377  35   107  182   377
                   ---------------------------------------------------------------------------------
                   Mid-Cap Value
                   without any Rider   87   74  126   269   87  128  153   269  24    74  126   269
                   with Riders         97  102  174   361   97  156  201   361  34   102  174   361
                   ---------------------------------------------------------------------------------
                   International Value
                   without any Rider   88   76  130   277   88  130  157   277  25    76  130   277
                   with Riders         97  105  177   369   97  159  204   369  34   105  177   369
                   ---------------------------------------------------------------------------------
                   Capital Opportunities
                   without any Rider   87   73  125   267   87  127  152   267  24    73  125   267
                   with Riders         96  102  173   360   96  156  200   360  33   102  173   360
                   ---------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without any Rider   88   76  130   277   88  130  157   277  25    76  130   277
                   with Riders         97  105  177   369   97  159  204   369  34   105  177   369
                   ---------------------------------------------------------------------------------
                   Global Growth
                   without any Rider   91   86  147   309   91  140  174   309  28    86  147   309
                   with Riders        101  114  193   398  101  168  220   398  38   114  193   398
                   ---------------------------------------------------------------------------------
                   Equity Index
                   without any Rider   81   56   96   208   81  110  123   208  18    56   96   208
                   with Riders         91   85  145   306   91  139  172   306  28    85  145   306
                   ---------------------------------------------------------------------------------
                   Small-Cap Index
                   without any Rider   84   65  112   240   84  119  139   240  21    65  112   240
                   with Riders         94   94  160   335   94  148  187   335  31    94  160   335
                   ---------------------------------------------------------------------------------
                   REIT
                   without any Rider   90   82  139   295   90  136  166   295  27    82  139   295
                   with Riders         99  110  186   385   99  164  213   385  36   110  186   385
                   ---------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government Securities)
                   without any Rider   84   66  113   242   84  120  140   242  21    66  113   242
                   with Riders         94   95  161   337   94  149  188   337  31    95  161   337
                   ---------------------------------------------------------------------------------
                   Managed Bond
                   without any Rider   85   67  114   244   85  121  141   244  22    67  114   244
                   with Riders         94   95  162   339   94  149  189   339  31    95  162   339
                   ---------------------------------------------------------------------------------
                   Money Market
                   without any Rider   82   59  101   217   82  113  128   217  19    59  101   217
                   with Riders         92   88  149   314   92  142  176   314  29    88  149   314
                   ---------------------------------------------------------------------------------
                   High Yield Bond
                   without any Rider   85   67  114   245   85  121  141   245  22    67  114   245
                   with Riders         94   96  162   340   94  150  189   340  31    96  162   340
                   ---------------------------------------------------------------------------------
                   Equity Income
                   without any Rider   89   79  135   287   89  133  162   287  26    79  135   287
                   with Riders         98  108  182   378   98  162  209   378  35   108  182   378
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Research
                   without any Rider  87    73  124   265  87   127  151   265  24    73  124   265
                   with Riders        96   101  172   358  96   155  199   358  33   101  172   358
                   ---------------------------------------------------------------------------------
                   Equity
                   without any Rider  85    68  117   250  85   122  144   250  22    68  117   250
                   with Riders        95    97  164   344  95   151  191   344  32    97  164   344
                   ---------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider  87    73  124   265  87   127  151   265  24    73  124   265
                   with Riders        96   101  172   358  96   155  199   358  33   101  172   358
                   ---------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider  87    74  127   271  87   128  154   271  24    74  127   271
                   with Riders        97   103  174   363  97   157  201   363  34   103  174   363
                   ---------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS, WITHDRAWALS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER
Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.


Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.


                      ---------------------------------------------------------
                       The second sentence of the sub-section The Investment Adviser is revised to read:

                       We and the Fund have retained other portfolio managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
PURCHASING YOUR        The section Purchasing the Earnings Enhancement
CONTRACT is            Guarantee (EEG) Rider (Optional) is restated as
amended.               follows:

                       Purchasing the Earnings Enhancement Guarantee (EEG) Rider (Optional)

                       You may purchase the EEG Rider (subject to availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the EEG Rider on any Contract Anniversary through December 31, 2002. If you buy the EEG Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the EEG Rider to coincide with that Contract Date or Contract Anniversary. The Earnings Enhancement Guarantee (EEG) Rider is also called the Guaranted Earnings Enhancement (GEE) Rider.

                       You may purchase the EEG Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

                        . the date a full withdrawal of the amount available
                          for withdrawal is made under the Contract;
                        . the date a death benefit becomes payable under the
                          Contract;
                        . the date the Contract is terminated in accordance
                          with the provisions of the Contract; or
                        . the Annuity Date.

                       The EEG Rider may not otherwise be cancelled.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Purchasing the Guaranteed Protection Advantage Rider (Optional)

                       You may purchase the optional Guaranteed Protection Advantage Rider (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

                       . the age of each Annuitant is 80 years or younger on the date of purchase;

                       . the date of the purchase is at least 10 years prior to your selected Annuity Date; and

                       . if you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

                       If you purchase the Guaranteed Protection Advantage Rider within 30 days after the Contract Date or a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. If you purchase the Rider 30 days or more after the Contract Date or the Contract Anniversary, the Effective Date of the Rider will be the next Contract Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the "Term") beginning on the Effective Date of the Rider and, subject to certain limitations, each 10-year period thereafter.

                       On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the "Guaranteed Protection Amount"). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

                       The Guaranteed Protection Amount is equal to (a) plus
                       (b) minus (c) as indicated below:

                       (a) is the Contract Value at the start of a Term;

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during a Term;

                       (c) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

                       ---------------------------------------------------------
                       Contract
                       Year Since                 Percentage of Purchase Payment
                       Beginning of               Added to Guaranteed Protection
                       Current Term               Amount
                       ---------------------------------------------------------
                       1 through 4                             100%
                       5                                        90%
                       6                                        85%
                       7                                        80%
                       8 through 10                             75%
                       ---------------------------------------------------------

                       For purposes of determining the Contract Value at the start of the initial Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. For any subsequent Term, the Contract Value is equal to the Contract Value on the last day of the then prior Term.

                       If, on the last day of a Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

                       No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

                       On or before the end of the Term, you can elect to either terminate the Rider, or renew the Rider for another Term provided:

                       . all Annuitant(s) are 80 years or younger at the start of each renewed Term; and

                       . the new Term does not extend beyond your selected Annuity Date.

                       We will contact you at least 30 days before the end of each Term. If we do not receive an election from you prior to the end of each Term, we will automatically renew the Rider for another Term, subject to the restrictions set forth above. If you elect to terminate the Rider, the termination will be effective the day immediately following the end of the Term.

                       The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

                       . the end of a Term, unless the Rider renews for another Term; or

                       . the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider; or

                       . the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider; or

                       . the date a full withdrawal of the amount available for withdrawal is made under the Contract; or

                       . the date of first death of an Owner or the date of death of the last surviving Annuitant; or

                       . the date the Contract is terminated in accordance with the provisions of the Contract; or

                       .  the Annuity Date.

                       If the Owner dies during a Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may renew the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Investment is replaced with
CONTRACT--Making       the following:
Your Investments
("Purchase             Forms of Investment
Payments") is
amended.               Your initial and additional Investments may be sent by
                       personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds.
                       We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

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CHARGES, FEES AND      The CHARGES, FEES AND DEDUCTIONS section is amended by
DEDUCTIONS is          adding the following:
amended.
                       Annual Guaranteed Protection Charge (Optional Rider)

                       If you purchase the Guaranteed Protection Advantage Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract
                       Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

                       Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

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FEDERAL TAX            The sub-section Taxes Payable on Optional Riders is
STATUS--Taxes          replaced with the following:
Payable by Contract
Owners: General        It is our understanding that the charges relating to
Rules is amended.      any optional death benefit rider (EGMDBR and/or EEG)
                       are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                       Additionally, as of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a Contract that is used as an IRA may provide for a death benefit that equals the greater of the Purchase Payments made and the Contract Value.

                       The Contract offers various optional death benefits riders that, when combined with the Contract, may exceed the death benefit allowable under IRS Regulations. Although, we believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the Contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax advisor before deciding to purchase any optional death benefit rider in connection with any IRA Contract.

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THE GENERAL            The sub-section Fixed Option is amended to include the
ACCOUNT--              following:
Withdrawals and
Transfers is           We currently waive the restrictions that limits
amended.               transfers from the Fixed Option to one transfer within
                       the 30 days after the end of each Contract Anniversary.
                       We also currently waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. beginning January 1, 2002, transfers are limited to 25 for each calendar year. We reserve the right to discontinue this waiver program at any time.